N-2	6 Months Ended
Jun. 30, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001546429
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Blackstone Strategic Credit 2027 Term Fund
Document Period End Date	Jun. 30, 2025
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. BGB will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (’’Senior Secured Loans’’) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined in Note 3) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

Share Price	$ 12.12
NAV Per Share	$ 12.69
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	COMMON SHARES
Outstanding Security, Authorized [Shares] | shares	44,664,382